Preferred Stock (Schedule Of Change In The Fair Value Of The Warrants Liability) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2012	$ 0
Fair value recorded on the November 19, 2013 transaction date	5,848
Change in fair value of warrants	525	0
Warrant liability at December 31, 2013	6,373	0
Common Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2012	0
Fair value recorded on the November 19, 2013 transaction date	3,556
Change in fair value of warrants	525
Warrant liability at December 31, 2013	4,081
Preferred Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2012	0
Fair value recorded on the November 19, 2013 transaction date	1,997
Change in fair value of warrants	0
Warrant liability at December 31, 2013	1,997
JFC Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2012	0
Fair value recorded on the November 19, 2013 transaction date	54
Change in fair value of warrants	0
Warrant liability at December 31, 2013	54
Subordinated Term Loan Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant liability at December 31, 2012	0
Fair value recorded on the November 19, 2013 transaction date	241
Change in fair value of warrants	0
Warrant liability at December 31, 2013	$ 241